Summary of Operations and Significant Accounting Policies - Consolidated Statements of Operations and Comprehensive Loss (Detail) - USD ($)	3 Months Ended						9 Months Ended			12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cost of revenue
General and administrative costs	$ 1,234,544			$ 69			$ 1,437,976		$ 51,910		$ 51,910
Loss from operations	(7,279,530)			(69)			(7,482,962)		(51,910)
Total other (expense) income, net	(26,105,281)			0			(23,946,763)		0
NET LOSS	$ (33,384,811)	$ 1,973,286	$ (18,200)	$ (69)	$ (7,230)	$ (44,611)	(31,429,725)		$ (51,910)		$ (51,910)
Basic net loss per share											$ (0.01)
Diluted net loss per share											$ (0.01)
ColdQuanta Inc dba Infleqtion [Member]
Cost of revenue
Cost of Revenue							13,590,000	$ 15,604,000		$ 19,772,000		$ 6,514,000
Gross profit							8,084,000	3,977,000		9,064,000		4,436,000
General and administrative costs							16,860,000	17,461,000		23,875,000		22,871,000
Grant income							1,531,000	793,000		1,057,000		1,337,000
Loss from operations							(23,732,000)	(46,243,000)		(53,008,000)		(55,797,000)
Other, net							842,000	230,000		21,000		125,000
Total other (expense) income, net							2,697,000	748,000		(758,000)		3,031,000
Loss before income taxes							(21,035,000)	(45,495,000)		(53,766,000)		(52,766,000)
NET LOSS							(21,035,000)	(45,498,000)		(53,764,000)		(52,766,000)
Comprehensive loss							$ (20,740,000)	$ (45,153,000)		$ (53,290,000)		$ (53,096,000)
Basic net loss per share							$ (0.46)	$ (1.16)		$ (1.35)		$ (1.5)
Diluted net loss per share							$ (0.46)	$ (1.16)		$ (1.35)		$ (1.5)
ColdQuanta Inc dba Infleqtion [Member] | Service [Member]
Cost of revenue
Cost of Revenue							$ 2,939,000	$ 1,828,000		$ 2,201,000		$ 2,188,000
ColdQuanta Inc dba Infleqtion [Member] | Product [Member]
Cost of revenue
Cost of Revenue							$ 10,651,000	$ 13,776,000		17,571,000		$ 4,326,000
ColdQuanta Inc dba Infleqtion [Member] | Previously Reported [Member]
Cost of revenue
Cost of Revenue										18,451,000
Gross profit										10,385,000
General and administrative costs										24,209,000
Grant income										994,000
Loss from operations										(52,084,000)
Other, net										353,000
Total other (expense) income, net										(1,090,000)
Loss before income taxes										(53,174,000)
NET LOSS										(53,172,000)
Comprehensive loss										$ (52,698,000)
Basic net loss per share										$ (1.34)
Diluted net loss per share										$ (1.34)
ColdQuanta Inc dba Infleqtion [Member] | Previously Reported [Member] | Service [Member]
Cost of revenue
Cost of Revenue										$ 2,185,000
ColdQuanta Inc dba Infleqtion [Member] | Previously Reported [Member] | Product [Member]
Cost of revenue
Cost of Revenue										16,266,000
ColdQuanta Inc dba Infleqtion [Member] | Revision of Prior Period, Adjustment [Member]
Cost of revenue
Cost of Revenue										1,321,000
Gross profit										(1,321,000)
General and administrative costs										(334,000)
Grant income										63,000
Loss from operations										(924,000)
Other, net										332,000
Total other (expense) income, net										332,000
Loss before income taxes										(592,000)
NET LOSS										(592,000)
Comprehensive loss										$ (592,000)
Basic net loss per share										$ (0.01)
Diluted net loss per share										$ (0.01)
ColdQuanta Inc dba Infleqtion [Member] | Revision of Prior Period, Adjustment [Member] | Service [Member]
Cost of revenue
Cost of Revenue										$ 16,000
ColdQuanta Inc dba Infleqtion [Member] | Revision of Prior Period, Adjustment [Member] | Product [Member]
Cost of revenue
Cost of Revenue										$ 1,305,000